Schedule of investments
Delaware Ivy ProShares S& P 500 Bond Index Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 98.01%
Basic Materials — 0.76%
Dow Chemical 3.60% 11/15/50	95,000	$ 72,658
DuPont de Nemours
4.205% 11/15/23	157,000	158,056
4.493% 11/15/25	32,000	32,266
		262,980
Communications — 18.63%
Alphabet
1.90% 8/15/40	400,000	287,439
2.25% 8/15/60	118,000	76,951
Amazon.com
0.45% 5/12/24	50,000	47,586
1.00% 5/12/26	276,000	251,468
1.20% 6/3/27	50,000	44,528
2.80% 8/22/24	302,000	299,940
3.00% 4/13/25	246,000	243,827
3.60% 4/13/32	100,000	96,394
3.875% 8/22/37	20,000	18,997
AT&T
0.90% 3/25/24	11,000	10,498
1.70% 3/25/26	350,000	320,372
2.25% 2/1/32	215,000	175,858
3.50% 9/15/53	147,000	111,674
3.55% 9/15/55	7,000	5,256
3.65% 9/15/59	350,000	262,909
3.80% 12/1/57	350,000	271,120

Booking Holdings 4.625% 4/13/30	124,000	123,432
Comcast
1.50% 2/15/31	300,000	241,386
2.45% 8/15/52	300,000	199,733
2.937% 11/1/56	300,000	209,079
2.987% 11/1/63	300,000	205,062
3.70% 4/15/24	95,000	95,312
3.95% 10/15/25	125,000	125,670
3.999% 11/1/49	150,000	131,139

Discovery Communications 4.65% 5/15/50	210,000	165,544
eBay 2.60% 5/10/31	100,000	83,240
Paramount Global 4.95% 1/15/31	127,000	121,043
T-Mobile USA
2.05% 2/15/28	250,000	217,285
2.25% 11/15/31	4,000	3,250
3.50% 4/15/25	360,000	352,553
3.75% 4/15/27	25,000	24,093
4.50% 4/15/50	15,000	13,345
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
0.75% 3/22/24	100,000	$ 95,452
1.75% 1/20/31	250,000	201,040
2.65% 11/20/40	250,000	183,810
3.40% 3/22/41	350,000	285,543
4.125% 3/16/27	160,000	159,737
4.329% 9/21/28	120,000	119,471
4.862% 8/21/46	41,000	40,446
Walt Disney
1.75% 1/13/26	475,000	442,277
2.00% 9/1/29	140,000	120,428
		6,484,187
Consumer Cyclical — 5.89%
General Motors 5.20% 4/1/45	200,000	168,349
General Motors Financial
1.70% 8/18/23	188,000	183,407
2.35% 1/8/31	196,000	152,152
4.35% 1/17/27	59,000	56,648
5.10% 1/17/24	125,000	126,338
Home Depot
2.375% 3/15/51	350,000	237,322
2.70% 4/15/30	284,000	257,833
Lowe's
2.625% 4/1/31	112,000	95,985
4.00% 4/15/25	247,000	248,049

NIKE 2.85% 3/27/30	96,000	88,268
Southwest Airlines 5.125% 6/15/27	70,000	70,704
Starbucks 2.55% 11/15/30	165,000	140,905
Walmart 1.05% 9/17/26	245,000	222,963
		2,048,923
Consumer Non-Cyclical — 23.78%
Abbott Laboratories 3.75% 11/30/26	88,000	88,637
AbbVie
2.60% 11/21/24	250,000	242,277
3.20% 5/14/26	240,000	231,618
3.20% 11/21/29	250,000	230,186
3.60% 5/14/25	75,000	73,881
3.75% 11/14/23	250,000	250,821
3.80% 3/15/25	141,000	140,048
4.05% 11/21/39	250,000	223,354
4.25% 11/14/28	400,000	396,600
4.875% 11/14/48	100,000	96,057
Altria Group
2.45% 2/4/32	43,000	32,428
4.80% 2/14/29	200,000	190,281
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Schedule of investments
Delaware Ivy ProShares S& P 500 Bond Index Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Amgen
4.40% 5/1/45	146,000	$ 131,968
4.40% 2/22/62	50,000	43,645
4.663% 6/15/51	192,000	180,023
Becton Dickinson and Co.
3.70% 6/6/27	99,000	95,761
3.794% 5/20/50	46,000	38,059

Biogen 2.25% 5/1/30	49,000	40,207
Bristol-Myers Squibb 4.25% 10/26/49	300,000	282,448
Cigna
4.125% 11/15/25	27,000	27,071
4.80% 8/15/38	437,000	425,831
4.90% 12/15/48	69,000	66,393

Coca-Cola 2.25% 1/5/32 *	350,000	305,243
Conagra Brands 1.375% 11/1/27	500,000	417,773
CVS Health
3.25% 8/15/29	182,000	166,316
3.75% 4/1/30	81,000	75,846
4.78% 3/25/38	331,000	313,845
5.125% 7/20/45	152,000	146,745

Elevance Health 2.55% 3/15/31	350,000	302,601
Gilead Sciences 2.80% 10/1/50	30,000	20,993
Global Payments 4.15% 8/15/49	149,000	116,819
Johnson & Johnson
2.10% 9/1/40	27,000	19,775
2.25% 9/1/50	14,000	9,806
3.625% 3/3/37	283,000	268,648
Keurig Dr Pepper
4.05% 4/15/32	247,000	231,409
4.50% 4/15/52	256,000	226,272

Kraft Heinz Foods 4.375% 6/1/46	298,000	248,827
Merck & Co. 1.45% 6/24/30	209,000	173,835
PayPal Holdings 2.30% 6/1/30	270,000	232,037
PepsiCo 2.25% 3/19/25	240,000	234,049
Pfizer 2.70% 5/28/50	480,000	366,288
Sysco 5.95% 4/1/30	126,000	134,474
Thermo Fisher Scientific 2.00% 10/15/31	273,000	229,155
UnitedHealth Group
2.00% 5/15/30	100,000	85,780
2.90% 5/15/50	153,000	114,904
3.25% 5/15/51	250,000	196,728

Utah Acquisition Sub 3.95% 6/15/26	92,000	86,842
Viatris 4.00% 6/22/50	32,000	21,481
		8,274,085
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy — 4.39%
Chevron
2.954% 5/16/26	93,000	$ 90,803
3.078% 5/11/50	123,000	98,093

ConocoPhillips 6.50% 2/1/39	136,000	159,914
Exxon Mobil
2.992% 3/19/25	250,000	246,483
3.043% 3/1/26	39,000	38,321
3.452% 4/15/51	35,000	28,681
4.327% 3/19/50	41,000	38,763
Kinder Morgan
4.30% 3/1/28	92,000	89,591
5.55% 6/1/45	200,000	188,786
MPLX
4.70% 4/15/48	207,000	174,457
5.50% 2/15/49	7,000	6,509

Pioneer Natural Resources 2.15% 1/15/31	41,000	33,799
Williams 2.60% 3/15/31	400,000	335,206
		1,529,406
Financials — 20.46%
Alexandria Real Estate Equities 1.875% 2/1/33	59,000	44,433
American Express 2.50% 7/30/24	264,000	257,127
American International Group 4.375% 6/30/50	30,000	26,669
American Tower 2.95% 1/15/51	250,000	169,775
Bank of America
2.482% 9/21/36 μ	300,000	233,009
3.248% 10/21/27	99,000	93,148
3.50% 4/19/26	22,000	21,473
3.846% 3/8/37 μ	141,000	122,032
4.183% 11/25/27	326,000	317,125

Bank of New York Mellon 3.35% 4/25/25	133,000	131,609
Berkshire Hathaway Finance 4.25% 1/15/49	150,000	138,547
Boston Properties 3.25% 1/30/31	93,000	79,861
Capital One Financial 3.80% 1/31/28	200,000	188,306
Citigroup
3.20% 10/21/26	288,000	274,242
4.45% 9/29/27	275,000	269,554
4.65% 7/23/48	16,000	14,935

Crown Castle International 2.90% 4/1/41	164,000	118,479
Equinix 2.625% 11/18/24	150,000	144,013
Fifth Third Bancorp 3.65% 1/25/24	60,000	59,796

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(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)
Goldman Sachs Group
3.50% 4/1/25	400,000	$ 392,624
4.00% 3/3/24	84,000	84,336
4.25% 10/21/25	365,000	362,772

Intercontinental Exchange 3.00% 6/15/50	200,000	146,093
JPMorgan Chase & Co.
2.95% 10/1/26	180,000	171,392
3.125% 1/23/25	250,000	246,635
3.625% 12/1/27	100,000	96,077
3.875% 9/10/24	57,000	56,950

Marsh & McLennan 4.375% 3/15/29	500,000	494,623
Morgan Stanley
3.70% 10/23/24	230,000	229,773
3.875% 4/29/24	200,000	200,442
4.00% 7/23/25	92,000	92,055

PNC Financial Services Group 2.55% 1/22/30	72,000	62,687
Prudential Financial 3.70% 3/13/51	109,000	91,240
Truist Bank 3.20% 4/1/24	165,000	164,372
US Bancorp 1.45% 5/12/25	294,000	275,895
Visa
2.70% 4/15/40	500,000	402,930
3.15% 12/14/25	150,000	147,906
4.30% 12/14/45	78,000	77,174
Wells Fargo & Co.
3.00% 2/19/25	142,000	138,940
3.00% 4/22/26	50,000	47,663
3.00% 10/23/26	310,000	292,710
4.15% 1/24/29	144,000	139,358
		7,118,780
Industrials — 5.78%
Boeing
1.433% 2/4/24	28,000	26,769
3.75% 2/1/50	263,000	186,083
5.705% 5/1/40	76,000	71,021
5.805% 5/1/50	500,000	460,142
Carrier Global
2.70% 2/15/31	140,000	118,599
2.722% 2/15/30	37,000	31,984

Caterpillar 3.25% 4/9/50	259,000	214,646
FedEx 5.25% 5/15/50 *	19,000	18,948
GE Capital International Funding 4.418% 11/15/35	196,000	183,313
Honeywell International 1.75% 9/1/31	98,000	81,064
Lockheed Martin 3.90% 6/15/32	202,000	199,557
Northrop Grumman 3.25% 8/1/23	132,000	132,107
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Industrials (continued)

Raytheon Technologies 4.50% 6/1/42	301,000	$ 287,566
		2,011,799
Technology — 16.39%
Adobe 2.30% 2/1/30	156,000	137,899
Apple
1.25% 8/20/30	307,000	252,122
2.65% 2/8/51	350,000	258,762
2.80% 2/8/61	292,000	210,054
3.20% 5/11/27	200,000	197,380
3.25% 2/23/26	150,000	149,183
3.45% 2/9/45	267,000	232,808
3.85% 5/4/43	34,000	31,350
4.65% 2/23/46	235,000	242,555
Broadcom
3.875% 1/15/27	293,000	282,184
4.11% 9/15/28	77,000	73,140
Fiserv
3.50% 7/1/29	10,000	9,130
4.40% 7/1/49	251,000	216,281

Hewlett Packard Enterprise 6.35% 10/15/45	119,000	119,949
HP 2.65% 6/17/31	175,000	140,777
Intel
3.25% 11/15/49	36,000	28,057
3.90% 3/25/30	100,000	98,052
4.75% 3/25/50	232,000	228,204
International Business Machines
3.00% 5/15/24	18,000	17,873
3.50% 5/15/29	78,000	74,215
4.15% 5/15/39	364,000	329,043
4.25% 5/15/49	250,000	221,488

Lam Research 4.00% 3/15/29	119,000	116,988
Microsoft
2.40% 8/8/26	121,000	116,521
2.525% 6/1/50	25,000	18,445
3.125% 11/3/25	203,000	203,178

NVIDIA 0.584% 6/14/24	183,000	173,895
Oracle
1.65% 3/25/26	43,000	38,591
2.40% 9/15/23	244,000	240,331
2.65% 7/15/26	366,000	338,015
2.80% 4/1/27	60,000	54,774
2.95% 11/15/24	71,000	68,884
3.85% 4/1/60	27,000	18,562
4.00% 7/15/46	434,000	321,671

QUALCOMM 3.25% 5/20/27	210,000	205,522
Salesforce 2.70% 7/15/41	305,000	236,299
		5,702,182

NQ-IV924 [6/22] 8/22 (2383608)    3

Schedule of investments
Delaware Ivy ProShares S& P 500 Bond Index Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities — 1.93%
Florida Power & Light 2.85% 4/1/25	116,000	$ 114,039
NextEra Energy Capital Holdings 1.90% 6/15/28	140,000	121,870
PacifiCorp 2.90% 6/15/52	209,000	152,844
Southern 3.70% 4/30/30	140,000	130,044
Southern California Edison 3.70% 8/1/25	156,000	153,598
		672,395
Total Corporate Bonds (cost $38,539,017)		34,104,737
	Number of shares
Short-Term Investments — 7.82%
Money Market Mutual Fund — 7.82%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	2,720,342	2,720,342
Total Short-Term Investments (cost $2,720,342)		2,720,342

Total Value of Securities Before Securities Lending Collateral—105.83% (cost $41,259,359)		36,825,079

	Number of shares	Value (US $)

Securities Lending Collateral — 0.55%
Money Market Mutual Fund — 0.55%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	193,273	$ 193,273
Total Securities Lending Collateral (cost $193,273)		193,273

Total Value of Securities—106.38% (cost $41,452,632)		37,018,352■
Obligation to Return Securities Lending Collateral — (0.56%)		(193,273)
Liabilities Net of Receivables and Other Assets — (5.83%)		(2,028,198)
Net Assets Applicable to 4,158,627 Shares Outstanding—100.00%		$34,796,881
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
*	Fully or partially on loan.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
■	Includes $187,268 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $0.

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